Taxes - Income tax - Additional Information (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxes
Effective tax rate	32.60%	23.10%
Corporate tax rate	35.00%	35.00%
Tax surcharge rate	10.00%	0.00%
Increase in effective tax rate	9.50%
Hocol S.A.
Taxes
Tax surcharge rate	10.00%	0.00%